Note 25 - Post-employment and other employee benefit commitments	12 Months Ended
Dec. 31, 2020
Post-employment and other employee benefit commitments
Post-Employment and other employee benefit commitments

25. Post-employment and other employee benefit commitments

As stated in Note 2.2.11, the Group has assumed commitments with employees including short-term employee benefits (see Note 44.1), defined contribution and defined benefit plans (see Glossary), healthcare and other long-term employee benefits.

The Group sponsors defined-contribution plans for the majority of its active employees with the plans in Spain and Mexico being the most significant. Most defined benefit plans are closed to new employees with liabilities relating largely to retired employees, the most significant being those in Spain, Mexico and Turkey. In Mexico, the Group provides medical benefits to a closed group of employees and their family members, both active service and in retirees.

The breakdown of the net defined benefit liability recorded on the balance sheet as of December 31, 2020, 2019 and 2018 is provided below:

Net defined benefit liability (asset) on the consolidated balance sheet (Millions of Euros)
	Notes	2020	2019	2018
Pension commitments		4.539	5.050	4.678
Early retirement commitments		1.247	1.486	1.793
Medical benefits commitments		1.562	1.580	1.114
Other long term employee benefits		49	61	62
Total commitments		7.398	8.177	7.647
Pension plan assets		1.608	1.961	1.694
Medical benefit plan assets		1.484	1.532	1.146
Total plan assets (1)		3.092	3.493	2.840

Total net liability / asset		4.305	4.684	4.807
Of which: Net asset on the consolidated balance sheet (2)		(16)	(8)	(41)
Of which: +Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	24	4.272	4.631	4.787
Of which: Net liability on the consolidated balance sheet for other long term employee benefits (4)	24	49	61	62

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €125 million as of December 31, 2020 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).

(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.

(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.

The impact relating to benefit commitments charged to consolidated income statement for the years 2020, 2019 and 2018 is as follows:

Consolidated income statement impact (Millions of Euros)
	Notes	2020	2019	2018
Interest and other expense		44	63	77
Interest expense		265	293	282
Interest income		(220)	(230)	(206)
Personnel expense		121	143	130
Defined contribution plan expense	44.1	72	95	72
Defined benefit plan expense	44.1	49	49	58
Provisions or (reversal) of provisions	46	210	213	125
Early retirement expense		224	190	141
Past service cost expense		(8)	18	(33)
Remeasurements (*)		(11)	7	(10)
Other provision expense		4	(1)	28
Total impact on consolidated income statement: debit (credit)		375	419	332

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes as of December 31 2020, 2019 and 2018 are as follows:

Equity impact (Millions of Euros)
	2020	2019	2018
Defined benefit plans	161	254	81
Post-employment medical benefits	30	74	(47)
Total impact on equity: debit (credit)	191	329	34

In 2020, the aggregate impact of this heading amounted to €191 million driven by, first of all, the variation in interest rates, €91 million losses on commitments in Mexico and €68 million in Spain, and secondly due to updating of the mortality tables in Spain (€49 million losses). These amounts are partially offset by the effect in other geographies and experience. In 2019, this heading amounted to €329 million mainly due to the variation in two geographies. Firstly, as a consequence of the €231 million increase in actuarial losses on commitments in Spain, due to the variation in discount rates from 1.75% to 1%. Secondly, driven by the €83 million increase in actuarial losses on commitments in Mexico, due to the decrease in discount rates from 10.45% to 9.04%.

25.1. Defined benefit plans

Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31 2020, 2019 and 2018 is presented below:

Defined benefits (Millions of Euros)
		2020			2019			2018
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	8.116	3.493	4.622	7.585	2.839	4.746	8.384	3.006	5.378
Current service cost	53	-	53	52	-	52	61	-	61
Interest income/expense	261	219	42	290	230	60	279	206	74
Contributions by plan participants	4	4	-	4	4	-	4	3	1
Employer contributions	-	124	(124)	-	65	(65)	-	103	(103)
Past service costs (1)	219	-	219	210	-	210	109	-	109
Remeasurements:	364	176	187	783	454	329	(263)	(286)	21
Return on plan assets (2)	-	176	(176)	-	454	(454)	-	(286)	286
From changes in demographic assumptions	57	-	57	(15)	-	(15)	14	-	14
From changes in financial assumptions	276	-	276	688	-	688	(274)	-	(274)
Other actuarial gains and losses	30	-	30	110	-	110	(3)	-	(3)
Benefit payments	(839)	(185)	(654)	(905)	(187)	(718)	(979)	(200)	(779)
Business combinations and disposals (*)	(371)	(327)	(44)	15	12	3	13	11	2
Effect on changes in foreign exchange rates	(459)	(409)	(50)	63	69	(6)	(31)	(9)	(22)
Other effects	1	(3)	4	19	6	13	10	6	4
Balance at the end	7.348	3.092	4.256	8.116	3.493	4.623	7.585	2.840	4.745
Of which: Spain	4.288	249	4.039	4.592	266	4.326	4.807	260	4.547
Of which: Mexico	2.219	2.122	97	2.231	2.124	107	1.615	1.587	28
Of which: The United States	-	-	-	375	323	52	326	287	39
Of which: Turkey	367	282	85	444	359	86	422	339	83

(*) The amount in 2020 in mainly due to the stake in BBVA USA (see Note 3).

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

The balance under the heading “Provisions - Pensions and other post-employment defined benefit obligations” of the accompanying consolidated balance sheet as of December 31, 2020 includes €356 million relating to post-employment benefit commitments to former members of the Board of Directors and the Bank’s Management (see Note 54).

The most significant commitments are those in Spain and Mexico and, to a lesser extent, in Turkey. The remaining commitments are located mostly in Portugal and South America. Unless otherwise required by local regulation, all defined benefit plans have been closed to new entrants, who instead are able to participate in the Group´s defined contribution plans.

Both the costs and the present value of the commitments are determined by independent qualified actuaries using the “projected unit credit” method. In order to enable the good governance of these plans, the Group has established specific benefits committees. These benefit committees include members from the different areas of the business to assist that all decisions are made taking into consideration all of the associated impacts.

The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2020, 2019 and 2018:

Actuarial assumptions (%)
	2020			2019				2018
	Spain	Mexico	Turkey	Spain	Mexico	The United States	Turkey	Spain	Mexico	The United States	Turkey
Discount rate	0,53%	8,37%	13,00%	0,68%	9,04%	3,24%	12,50%	1,28%	10,45%	4,23%	16,30%
Rate of salary increase	-	4,00%	11,20%	-	4,75%	-	9,70%	-	4,75%	-	14,00%
Rate of pension increase	-	1,94%	9,70%	-	2,47%	-	8,20%	-	2,51%	-	12,50%
Medical cost trend rate	-	7,00%	13,90%	-	7,00%	-	12,40%	-	7,00%	-	16,70%
Mortality tables	PER 2020	EMSSA09	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001

In Spain, the discount rate shown as of December, 31, 2020, corresponds to the weighted average rate, the actual discount rates used are 0% and 0.75% depending on the type of commitment.

In Mexico, the discount rate shown as of December 31, 2020, corresponds to the weighted average rate, with the discount rates between 6.84% and 8.76% depending on the plan.

Discount rates used to value future benefit cash flows have been determined by reference to high quality corporate bonds (Note 2.2.12) denominated in Euro in the case of Spain and Mexican peso for Mexico, and government bonds denominated in Turkish Lira for Turkey.

The expected return on plan assets has been set in line with the adopted discount rate.

Assumed retirement ages have been set by reference to the earliest age at which employees are entitled to retire, the contractually agreed age in the case of early retirements in Spain or by using retirement rates.

Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity analysis (Millions of Euros)
	Basis points change	2020		2019		2018
		Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate	50	(354)	390	(367)	405	(298)	332
Rate of salary increase	50	4	(4)	3	(3)	3	(3)
Rate of pension increase	50	29	(27)	27	(26)	19	(18)
Medical cost trend rate	50	145	(129)	169	(133)	115	(91)
Change in obligation from each additional year of longevity	-	211	-	137	-	108	-

The sensitivities provided above have been determined at the date of these consolidated financial statements, and reflect solely the impact of changing one individual assumption at a time, keeping the rest of the assumptions unchanged, thereby excluding the effects which may result from combined assumption changes.

In addition to the commitments to employees shown above, the Group has other less material long-term employee benefits. These include long-service awards, which consist of either an established monetary award or some vacation days granted to certain groups of employees when they complete a given number of years of service. As of December 31, 2020, 2019 and 2018, the actuarial liabilities for the outstanding awards amounted to €50, €61 million and €62 million, respectively. These commitments are recorded under the heading "Provisions - Other long-term employee benefits" of the accompanying consolidated balance sheet (see Note 24).

25.1.1. Post-employment commitments and similar obligations

These commitments relate mostly to pension payments, and which have been determined based on salary and years of service. For most plans, pension payments are due on retirement, death and long term disability.

In addition, during the year 2020, Group entities in Spain offered certain employees the option to take retirement or early retirement (that is, earlier than the age stipulated in the collective labor agreement in force). This offer was accepted by 781 employees (616 and 489 during years 2019 and 2018, respectively). These commitments include the compensation and indemnities due as well as the contributions payable to external pension funds during the early retirement period. As of December 31, 2020, 2019 and 2018, the value of these commitments amounted to €1,247, €1,486 million and €1,793 million, respectively.

The change in the benefit plan obligations and plan assets during the year ended December 31, 2020 was as follows:

Post-employment commitments 2020 (Millions of Euros)
	Spain	Mexico	The United States	Turkey	Rest of the world
Defined benefit obligation
Balance at the beginning	4.592	664	375	444	460
Current service cost	5	5	1	18	3
Interest income or expense	30	50	12	45	7
Contributions by plan participants	-	-	-	4	-
Past service costs (1)	224	(1)	-	2	3
Remeasurements:	136	93	31	(4)	12
From changes in demographic assumptions	60	-	(3)	-	-
From changes in financial assumptions	79	(19)	34	54	17
Other actuarial gains and losses	(3)	112	-	(59)	(5)
Benefit payments	(703)	(58)	(15)	(15)	(12)
Business combinations and disposals	-	-	(371)	-	-
Effect on changes in foreign exchange rates	-	(87)	(32)	(126)	(9)
Other effects	3	-	(1)	-	(1)
Balance at the end	4.288	666	-	367	465
Of which: Vested benefit obligation relating to current employees	4.198
Of which: Vested benefit obligation relating to retired employees	90

Plan assets
Balance at the beginning	266	592	323	359	422
Interest income or expense	2	44	10	37	6
Contributions by plan participants	-	-	-	4	-
Employer contributions	-	86	-	14	1
Remeasurements:	41	31	35	(23)	26
Return on plan assets (2)	41	31	35	(23)	26
Benefit payments	(60)	(57)	(13)	(8)	(11)
Business combinations and disposals	-	19	(327)	-	-
Effect on changes in foreign exchange rates	-	(77)	(27)	(100)	(5)
Other effects	-	-	(1)	-	(1)
Balance at the end	249	638	-	282	439

Net liability (asset)
Balance at the beginning	4.326	72	52	86	38
Current service cost	5	5	1	18	3
Interest income or expense	28	6	2	8	1
Employer contributions	-	(86)	-	(14)	(1)
Past service costs (1)	224	(1)	-	2	3
Remeasurements:	95	62	(4)	18	(14)
Return on plan assets (2)	(41)	(31)	(35)	23	(26)
From changes in demographic assumptions	60	-	(3)	-	-
From changes in financial assumptions	79	(19)	34	54	17
Other actuarial gains and losses	(3)	112	-	(59)	(5)
Benefit payments	(643)	(1)	(2)	(6)	(1)
Business combinations and disposals	-	(19)	(44)	-	-
Effect on changes in foreign exchange rates	-	(10)	(5)	(26)	(4)
Other effects	3	-	-	-	-
Balance at the end	4.039	28	-	85	27

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

The change in net liabilities (assets) during the years ended 2019 and 2018 was as follows:

Post-employment commitments (Millions of Euros)
	2019: Net liability (asset)					2018: Net liability (asset)
	Spain	Mexico	The United States	Turkey	Rest of the world	Spain	Mexico	The United States	Turkey	Rest of the world
Balance at the beginning	4.547	71	39	83	36	5.122	(18)	51	96	36
Current service cost	4	4	-	20	3	4	5	-	21	4
Interest income or expense	42	9	-	11	3	59	(2)	-	8	2
Contributions by plan participants	-	-	-	-	-	-	-	-	-	1
Employer contributions	-	(47)	(3)	(14)	(1)	-	-	(2)	(13)	(18)
Past service costs (1)	190	15	-	3	2	148	(1)	-	2	2
Remeasurements:	231	9	16	2	(1)	(28)	88	(11)	3	14
Return on plan assets (2)	(67)	(90)	(28)	5	(50)	4	70	17	21	11
From changes in demographic assumptions	-	-	-	(13)	(2)	-	-	(1)	-	15
From changes in financial assumptions	239	87	42	(41)	52	-	(9)	(28)	(45)	(12)
Other actuarial gains and losses	59	12	2	51	(1)	(32)	27	1	29	-
Benefit payments	(702)	(1)	(2)	(11)	(3)	(763)	-	(2)	(11)	(3)
Business combinations and disposals	-	7	3	-	-	-	-	2	-	-
Effect on changes in foreign exchange rates	-	5	-	(9)	1	-	(1)	2	(26)	(1)
Other effects	14	-	(1)	-	-	5	-	(1)	-	-
Balance at the end	4.326	72	52	86	38	4.547	71	39	83	36

(1) Includes gains and losses from settlements.

(2) Excludes interest which is reflected in the line item “Interest income and expense”.

In Spain, local regulation requires that pension and death benefit commitments must be funded, either through a qualified pension plan or an insurance contract.

In the Spanish entities these commitments are covered by insurance contracts which meet the requirements of the accounting standard regarding the non-recoverability of contributions. However, a significant number of the insurance contracts are with BBVA Seguros, S.A. – a consolidated subsidiary and related party – and consequently these policies cannot be considered plan assets under IAS 19. For this reason, the liabilities insured under these policies are fully recognized under the heading "Provisions – Pensions and other postemployment defined benefit obligations" of the accompanying consolidated balance sheet (see Note 24), while the related assets held by the insurance company are included within the Group´s consolidated assets (recorded according to the classification of the corresponding financial instruments). As of December 31, 2020 the value of these separate assets was €2,572 million, (€2,620 and €2,543 million as of December 31, 2019 and 2018, respectively) representing direct rights of the insured employees held in the consolidated balance sheet, hence these benefits are effectively fully funded.

On the other hand, some pension commitments have been funded through insurance contracts with insurance companies not related to the Group. In this case the accompanying consolidated balance sheet reflects the value of the obligations net of the fair value of the qualifying insurance policies. As of December 31, 2020, 2019 and 2018, the value of the aforementioned insurance policies (€249, €266 and €260 million, respectively) exactly match the value of the corresponding obligations and therefore no amount for this item has been recorded in the accompanying consolidated balance sheet.

Pension benefits are paid by the insurance companies with whom BBVA has insurance contracts and to whom all insurance premiums have been paid. The premiums are determined by the insurance companies using “cash flow matching” techniques to assist that benefits can be met when due, enabling both the actuarial and interest rate risk.

In Mexico, there is a defined benefit plan for employees hired prior to 2001. Other employees participate in a defined contribution plan. External funds/trusts have been constituted locally to meet benefit payments as required by local regulation.

In 2008, the Turkish government passed a law to unify the different existing pension systems under a single umbrella Social Security system. Such system provides for the transfer of the various previously established funds.

The financial sector is in this stage at present, maintaining these pension commitments managed by external pension funds (foundations) established for that purpose.

The foundation that maintains the assets and liabilities relating to employees of Garanti BBVA in Turkey, as per the local regulatory requirements, has registered an obligation amounting to €250 million as of December 31, 2020 pending future transfer to the Social Security system.

Furthermore, Garanti BBVA has set up a defined benefit pension plan for employees, additional to the social security benefits, reflected in the consolidated balance sheet.

25.1.2. Medical benefit commitments

The change in defined benefit obligations and plan assets during the years 2020, 2019 and 2018 was as follows:

Medical benefits commitments
	2020			2019			2018
	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)	Defined benefit obligation	Plan assets	Net liability (asset)
Balance at the beginning	1.580	1.532	48	1.114	1.146	(32)	1.204	1.114	91
Current service cost	21	-	21	21	-	21	27	-	27
Interest income or expense	117	120	(3)	119	123	(4)	116	109	8
Employer contributions	-	22	(22)	-	-	-	-	71	(71)
Past service costs (1)	(8)	-	(8)	-	-	-	(42)	-	(42)
Remeasurements:	95	66	30	298	224	74	(210)	(164)	(47)
Return on plan assets (2)	-	66	(66)	-	224	(224)	-	(164)	164
From changes in financial assumptions	110	-	110	311	-	311	(182)	-	(182)
Other actuarial gain and losses	(15)	-	(15)	(13)	-	(13)	(28)	-	(28)
Benefit payments	(37)	(37)	-	(39)	(39)	(1)	(34)	(33)	(1)
Business combinations and disposals	-	(19)	19	-	7	(7)	-	-	-
Effect on changes in foreign exchange rates	(207)	(201)	(6)	68	71	(2)	62	59	3
Other effects	-	-	-	(1)	-	(1)	(9)	(9)	-
Balance at the end	1.562	1.484	77	1.580	1.532	48	1.114	1.146	(32)

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

In Mexico, there is a medical benefit plan for employees hired prior to 2007. New employees from 2007 are covered by a medical insurance policy. An external trust has been constituted locally to fund the plan, in accordance with local legislation and Group policy.

In Turkey, employees are currently provided with medical benefits through a foundation in collaboration with the Social Security system, although local legislation prescribes the future unification of this and similar systems into the general Social Security system itself.

The valuation of these benefits and their accounting treatment follow the same methodology as that employed in the valuation of pension commitments.

25.1.3. Estimated benefit payments

As of December 31, 2020, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico and Turkey are as follows:

Estimated benefit payments (Millions of Euros)
	2021	2022	2023	2024	2025	2026-2030
Commitments in Spain	556	474	388	313	257	856
Commitments in Mexico	111	110	114	121	129	774
Commitments in Turkey	16	18	16	18	22	180
Total	683	602	518	452	408	1.810

25.1.4. Plan assets

The majority of the Group´s defined benefit plans are funded by plan assets held in external funds/trusts legally separate from the Group sponsoring entity. However, in accordance with local regulation, some commitments are not externally funded and covered through internally held provisions, principally those relating to early retirements.

Plan assets are those assets which will be used to directly settle the assumed commitments and which meet the following conditions: they are not part of the Group sponsoring entities assets, they are available only to pay post-employment benefits and they cannot be returned to the Group sponsoring entity.

To manage the assets associated with defined benefit plans, BBVA Group has established investment policies designed according to criteria of prudence and minimizing the financial risks associated with plan assets.

The investment policy consists of investing in a low risk and diversified portfolio of assets with maturities consistent with the term of the benefit obligation and which, together with contributions made to the plan, will be sufficient to meet benefit payments when due, thus mitigating the plans‘ risks.

In those countries where plan assets are held in pension funds or trusts, the investment policy is developed consistently with local regulation. When selecting specific assets, current market conditions, the risk profile of the assets and their future market outlook are all taken into consideration. In all the cases, the selection of assets takes into consideration the term of the benefit obligations as well as short-term liquidity requirements.

The risks associated with these commitments are those which give rise to a deficit in the plan assets. A deficit could arise from factors such as a fall in the market value of plan assets, an increase in long-term interest rates leading to a decrease in the fair value of fixed income securities, or a deterioration of the economy resulting in more write-downs and credit rating downgrades.

The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2020, 2019 and 2018:

Plan assets breakdown (Millions of Euros)
	2020	2019	2018
Cash or cash equivalents	38	56	26
Debt securities (government bonds)	2.707	2.668	2.080
Mutual funds	1	2	2
Insurance contracts	140	142	132
Total	2.887	2.869	2.241
Of which: Bank account in BBVA	4	4	3

In addition to the above there are plan assets relating to the previously mentioned insurance contracts in Spain and the foundation in Turkey.

The following table provides details of investments in listed securities (Level 1) as of December 31, 2020, 2019 and 2018:

Investments in listed markets
	2020	2019	2018
Cash or cash equivalents	38	56	26
Debt securities (Government bonds)	2.707	2.668	2.080
Mutual funds	1	2	2
Total	2.747	2.727	2.109
Of which: Bank account in BBVA	4	4	3

The remainders of the assets are mainly invested in Level 2 assets in in accordance with the classification established under IFRS 13 (mainly insurance contracts). As of December 31, 2020, almost all of the assets related to employee commitments corresponded to fixed income securities.

25.2. Defined contribution plans

Certain Group entities sponsor defined contribution plans. Some of these plans allow employees to make contributions which are then matched by the employer.

Contributions are recognized as and when they are accrued, with a charge to the consolidated income statement in the corresponding year. No liability is therefore recognized in the accompanying consolidated balance sheet (see Note 44.1).